Supplemental Guarantor Financial Information (Condensed Consolidating Statements of Cash Flows) (Details) - USD ($) $ in Millions	6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used in) by operating activities	$ 115.5	$ 60.5	$ 208.2	$ 280.8	$ 414.6	$ 282.4
Cash flows from investing activities:
Acquisitions, net of cash acquired	(549.3)	(30.1)	(30.1)	(199.7)	(199.7)	(106.0)
Change in restricted cash		19.0	17.1	(20.2)	(19.5)	2.2
Purchases of property, equipment and software	(28.8)	(20.3)	(35.7)	(29.9)	(32.5)	(36.0)
Net cash used in investing activities	(578.1)	(31.4)	(48.7)	(249.8)	(251.7)	(139.8)
Cash flows from financing activities:
Dividends paid	(17.0)	(42.7)	(65.7)
Loans to stockholders	(1.6)	(0.2)		(5.2)	(5.2)	(8.7)
Payments on capital lease obligations	(1.3)	(1.4)	(2.5)	(2.3)	(2.3)	(1.5)
Proceeds from issuance of debt	495.0		2,019.7	3,487.7	3,487.7	2,778.9
Payments on long-term debt	(17.1)	(71.6)	(1,932.5)	(3,457.5)	(3,457.5)	(2,847.2)
Deferred financing fees and early debt redemption fees paid			(168.7)	(37.5)	(37.5)	(27.6)
Deferred financing fees	(16.5)
Other	(0.8)	(8.5)	(8.5)	(0.9)	(0.9)	(0.5)
Net cash used in financing activities	440.7	(124.4)	(158.2)	(15.7)	(15.7)	(106.6)
Effect of exchange rate changes on cash and cash equivalents	(5.8)	(23.2)	(49.9)	9.9	6.2	1.5
Net (decrease) increase in cash and cash equivalents	(27.7)	(118.5)	(48.6)	25.2	153.4	37.5
Cash and cash equivalents at the beginning of the period	526.7	447.1	575.3	421.9	421.9	384.4
Cash and cash equivalents at the end of the period	499.0	328.6	526.7	447.1	575.3	421.9
Infor (US), Inc. (Subsidiary Issuer) [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used in) by operating activities	111.6	61.5	(33.0)		226.6	(67.7)
Cash flows from investing activities:
Acquisitions, net of cash acquired	(549.3)	(27.3)	(27.3)		(199.4)	(51.0)
Change in restricted cash		18.3	18.2		(18.2)
Purchases of property, equipment and software	(22.3)	(6.9)	(13.9)		(14.9)	(14.8)
Net cash used in investing activities	(571.6)	(15.9)	(23.0)		(232.5)	(65.8)
Cash flows from financing activities:
Dividends paid	(17.0)	(42.7)	(65.7)
Loans to stockholders	(1.6)	(0.2)			(5.2)	(8.7)
Payments on capital lease obligations	(0.2)	(0.2)	(0.3)		(0.3)	(0.1)
Proceeds from issuance of debt	495.0		2,019.7		3,487.7	2,778.9
Payments on long-term debt	(17.1)	(71.6)	(1,932.5)		(3,457.5)	(2,847.2)
(Payments) proceeds from affiliate within group	(11.6)	(0.3)	71.3		156.6	163.3
Deferred financing fees and early debt redemption fees paid			(168.7)		(37.5)	(27.6)
Deferred financing fees	(16.5)
Other	(0.8)	(8.5)	(8.5)
Net cash used in financing activities	430.2	(123.5)	(84.7)		143.8	58.6
Net (decrease) increase in cash and cash equivalents	(29.8)	(77.9)	(140.7)		137.9	(74.9)
Cash and cash equivalents at the beginning of the period	86.7	136.6	227.4	89.5	89.5	164.4
Cash and cash equivalents at the end of the period	56.9	58.7	86.7	136.6	227.4	89.5
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used in) by operating activities	2.6	2.9	6.5		(2.7)	22.9
Cash flows from investing activities:
Purchases of property, equipment and software	(2.6)	(2.9)	(6.5)		(6.9)	(14.5)
Net cash used in investing activities	(2.6)	(2.9)	(6.5)		(6.9)	(14.5)
Cash flows from financing activities:
Payments on capital lease obligations						(0.3)
(Payments) proceeds from affiliate within group					9.6	(8.0)
Other						(0.1)
Net cash used in financing activities					9.6	(8.4)
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided (used in) by operating activities	1.3	(3.9)	234.7		190.7	327.2
Cash flows from investing activities:
Acquisitions, net of cash acquired		(2.8)	(2.8)		(0.3)	(55.0)
Change in restricted cash		0.7	(1.1)		(1.3)	2.2
Purchases of property, equipment and software	(3.9)	(10.5)	(15.3)		(10.7)	(6.7)
Net cash used in investing activities	(3.9)	(12.6)	(19.2)		(12.3)	(59.5)
Cash flows from financing activities:
Payments on capital lease obligations	(1.1)	(1.2)	(2.2)		(2.0)	(1.1)
(Payments) proceeds from affiliate within group	11.6	0.3	(71.3)		(166.2)	(155.3)
Other					(0.9)	(0.4)
Net cash used in financing activities	10.5	(0.9)	(73.5)		(169.1)	(156.8)
Effect of exchange rate changes on cash and cash equivalents	(5.8)	(23.2)	(49.9)		6.2	1.5
Net (decrease) increase in cash and cash equivalents	2.1	(40.6)	92.1		15.5	112.4
Cash and cash equivalents at the beginning of the period	440.0	310.5	347.9	332.4	332.4	220.0
Cash and cash equivalents at the end of the period	$ 442.1	$ 269.9	$ 440.0	$ 310.5	$ 347.9	$ 332.4